Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Assets:
Available-for-sale securities		¥ 27,853,035	¥ 19,112,952
Liabilities:
Long-term debt		2,703,021	2,537,082
Fair Value, Measurements, Recurring
Assets:
Equity securities with readily determinable fair values		3,479,000	2,765,000
Equity securities measured at net asset value	[1]	121,000	72,000
Other investments		55,000	39,000
Total assets measured at fair value		58,261,000	50,081,000
Liabilities:
Trading securities sold, not yet purchased		2,626,000	2,395,000
Long-term debt	[2]	2,703,000	2,537,000
Total liabilities measured at fair value		13,581,000	14,953,000
Fair Value, Measurements, Recurring | Trading Account Asset
Assets:
Securities measured at net asset value	[1],[3]	431,000	462,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		4,639,000	7,232,000
Liabilities:
Liabilities, derivatives		4,476,000	6,788,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		3,328,000	2,926,000
Liabilities:
Liabilities, derivatives		3,246,000	2,899,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		531,000	310,000
Liabilities:
Liabilities, derivatives		384,000	266,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		94,000	30,000
Liabilities:
Liabilities, derivatives		113,000	29,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		33,000	38,000
Liabilities:
Liabilities, derivatives		33,000	39,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[3]	1,934,000	1,538,000
Available-for-sale securities		20,921,000	12,603,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[3]	120,000	170,000
Available-for-sale securities		463,000	273,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	4,148,000	5,041,000
Available-for-sale securities		911,000	935,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[3]	1,275,000	1,675,000
Available-for-sale securities		1,507,000	1,411,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	4,727,000	3,390,000
Available-for-sale securities		521,000	505,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	9,000	10,000
Available-for-sale securities		71,000	84,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		716,000	615,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	1,204,000	1,036,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3],[4]	2,705,000	2,554,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[3]	1,575,000	1,680,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,904,000	1,835,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		839,000	852,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Equity securities with readily determinable fair values		3,375,000	2,670,000
Other investments		2,000
Total assets measured at fair value		33,160,000	24,590,000
Liabilities:
Trading securities sold, not yet purchased		2,138,000	1,880,000
Total liabilities measured at fair value		2,433,000	2,243,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		63,000	153,000
Liabilities:
Liabilities, derivatives		64,000	163,000
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives			9,000
Liabilities:
Liabilities, derivatives			8,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		170,000	169,000
Liabilities:
Liabilities, derivatives		224,000	186,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		10,000	3,000
Liabilities:
Liabilities, derivatives		7,000	6,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[3]	1,923,000	1,516,000
Available-for-sale securities		20,598,000	11,950,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	3,544,000	4,580,000
Available-for-sale securities		911,000	935,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	775,000	1,128,000
Available-for-sale securities		535,000	436,000
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3],[4]	34,000	41,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[3]	1,220,000	1,000,000
Fair Value, Measurements, Recurring | Level 2
Assets:
Equity securities with readily determinable fair values		104,000	95,000
Total assets measured at fair value		22,111,000	22,712,000
Liabilities:
Trading securities sold, not yet purchased		488,000	515,000
Long-term debt	[2]	1,990,000	1,916,000
Total liabilities measured at fair value		10,369,000	12,008,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		4,564,000	7,070,000
Liabilities:
Liabilities, derivatives		4,408,000	6,611,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		3,304,000	2,900,000
Liabilities:
Liabilities, derivatives		3,245,000	2,890,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		339,000	125,000
Liabilities:
Liabilities, derivatives		117,000	47,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		91,000	22,000
Liabilities:
Liabilities, derivatives		112,000	19,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		6,000	11,000
Liabilities:
Liabilities, derivatives		9,000	10,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[3]	11,000	22,000
Available-for-sale securities		323,000	653,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[3]	120,000	170,000
Available-for-sale securities		463,000	273,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	604,000	461,000
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	500,000	547,000
Available-for-sale securities		972,000	975,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	4,727,000	3,390,000
Available-for-sale securities		521,000	505,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		48,000	53,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	1,204,000	1,036,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3],[4]	1,638,000	1,398,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	[3]	326,000	650,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,539,000	1,678,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		707,000	678,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments		53,000	39,000
Total assets measured at fair value		2,438,000	2,245,000
Liabilities:
Long-term debt	[2]	713,000	621,000
Total liabilities measured at fair value		779,000	702,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		12,000	9,000
Liabilities:
Liabilities, derivatives		4,000	14,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		24,000	17,000
Liabilities:
Liabilities, derivatives		1,000	1,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		22,000	16,000
Liabilities:
Liabilities, derivatives		43,000	33,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		3,000	8,000
Liabilities:
Liabilities, derivatives		1,000	10,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		17,000	24,000
Liabilities:
Liabilities, derivatives		17,000	23,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	9,000	10,000
Available-for-sale securities		23,000	31,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		716,000	615,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3],[4]	1,033,000	1,115,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[3]	29,000	30,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		365,000	157,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		¥ 132,000	¥ 174,000

[1]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2020 and 2021 were ¥47 billion and ¥55 billion, respectively.
[2]	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.
[3]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
[4]	The amount includes CLO and convertible bonds, which are classified in Level 3.